Investment Strategy - Defiance 2X Daily Target MANGOS ETF	Sep. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Index by employing derivatives, namely swap agreements and/or listed options contracts. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

The Fund seeks to gain leveraged 2X exposure to the constituent securities in the Index primarily through swap agreements and/or listed options strategies (described below).

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, regulatory constraints, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Index, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Index

The Index seeks to provide targeted exposure to companies that occupy strategically important positions across the AI ecosystem, including AI compute infrastructure, frontier AI models, hyperscale cloud platforms, consumer AI applications, digital advertising platforms, and emerging physical AI systems.

The Index consists of up to six core target companies, commonly referred to as the “MANGOS” companies: Meta Platforms, Inc. (‘Meta”), Anthropic PBC (“Anthropic”), NVIDIA Corporation (“Nvidia”), Alphabet Inc. (“Google”), OpenAI Holdings (“OpenAI”) and Space Exploration Technologies Corp. (“SpaceX”). A target company is eligible for inclusion in the Index only if it is publicly traded. If, as of the applicable determination date, a target company is not publicly traded, it will be omitted from the Index. As of the date of this Prospectus, the Index consists of Meta, NVIDIA, Google and SpaceX. Anthropic and OpenAI are not currently publicly traded and therefore are not included in the Index. Accordingly, the Fund does not currently have exposure through the Index to Anthropic or OpenAI. However, if, as of the relevant determination data, a target company is not publicly traded, that target company will be omitted as an Index constituent.

The Index Universe is monitored on an ongoing basis. A target company that is not publicly traded will be added to the Index following its initial public offering. The addition generally becomes effective two trading days after the company’s first day of trading on a regulated stock exchange, or later to permit sufficient price discovery and trading liquidity. Upon the addition, the Index divisor and the weights of the existing constituents are adjusted so that all Index constituents are equally weighted.

If a company has more than one share class that qualifies for membership on a stand-alone basis, only the qualifying share class with the highest three-month average daily traded value will be included in the Index.

The Index constituents are equally weighted. Because a target company that is not publicly traded is omitted from the Index, the Index may contain fewer than six constituents, in which case the eligible publicly traded constituents will continue to be equally weighted.

The Index is reconstituted and rebalanced quarterly in March, June, September, and December after the close of business on the third Friday of the applicable month, based on constituent data as of the close of business on the first Friday of that month. A newly public MANGOS company may also be added between quarterly reconstitutions.

MANGOS Companies

Meta Platforms, Inc. (NASDAQ: META) operates social media and messaging platforms, including Facebook, Instagram, WhatsApp, and Messenger, and develops virtual and augmented reality technologies and related hardware. Meta is headquartered in Menlo Park, California.

Anthropic PBC is an AI safety company that develops and deploys large language models and frontier AI systems, including the Claude family of AI assistants. Anthropic is headquartered in San Francisco, California. As of the date of this Prospectus, Anthropic is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when Anthropic’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

NVIDIA Corporation (NASDAQ: NVDA) designs and supplies graphics processing units (GPUs), data center accelerators, networking solutions, and related hardware and software for gaming, professional visualization, data centers, automotive, and artificial intelligence markets. NVIDIA is headquartered in Santa Clara, California.

Alphabet Inc. (NASDAQ: GOOGL) operates internet products and platforms, including Google Search, YouTube, Google Cloud, and related advertising and technology businesses, and invests in emerging technologies including autonomous vehicles, quantum computing, and artificial intelligence. Alphabet is headquartered in Mountain View, California.

OpenAI, Inc. develops and deploys artificial intelligence systems, including large language models and the ChatGPT platform, and conducts frontier AI research. OpenAI is headquartered in San Francisco, California. As of the date of this Prospectus, OpenAI is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when OpenAI’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

Space Exploration Technologies Corp. (NASDAQ: SPCX) designs, manufactures, and launches advanced rockets and spacecraft, operates the Starlink satellite internet constellation, and provides commercial launch services. SpaceX is headquartered in Hawthorne, California.

Each publicly listed MANGOS Company is subject to the reporting requirements of the Securities Exchange Act of 1934 and files annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K with the U.S. Securities and Exchange Commission. These reports, including audited financial statements, are publicly available at www.sec.gov. Investors can locate information provided to or filed with the Commission by each publicly listed MANGOS Company, including financial statements, at www.sec.gov.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying securities in the Index. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Index, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Index.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Index; b) the performance of the Index; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

To a lesser extent, the Fund may, from time to time, also utilize listed options to seek to achieve leveraged 2X exposure to some or all of the Index’s constituent securities, where the Adviser believes appropriate in seeking to achieve the Fund’s investment objective. In all cases, the Adviser will manage the Fund’s derivatives exposures (including swaps and any options positions) on a portfolio-wide basis, taking into account the Index’s composition (which is equal-weighted), the liquidity of available derivatives markets, and applicable risk and regulatory constraints, so that the Fund’s total leveraged exposure remains consistent with its intended approximately 2x daily exposure to the Index’s aggregate performance. When using options, the Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more of the Index’s constituent securities, offering immediate intrinsic value). A “strike price” is the predetermined price at which the holder of an option can buy (call) or sell (put) the underlying security. Additionally, the Fund may use other option strategies to produce similar exposure to the Index’s constituent securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying securities on which the Fund enters into one or more swap agreements or listed option contracts on, however, investors in the Fund will be subject to risks of loss related to declines in the performance of such underlying securities.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of investing at least 80% of its net assets in securities or financial instruments designed to provide 2X the daily performance of the Index.

To the extent the Index is concentrated in a particular industry or group of industries, the Fund is expected to have concentrated investment exposure to that industry or group of industries. As of August 31, 2026, the Index has significant exposure to the Information Technology, Communication Services, and Industrials sectors, representing approximately 50.0%, 25.0%, and 25.0% of the portfolio, respectively.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index’s performance is flat over time, and because of daily rebalancing, the volatility of the Index and the effects of compounding, the Fund may lose money over time while the Index’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy of investing at least 80% of its net assets in securities or financial instruments designed to provide 2X the daily performance of the Index.